PROVISION FOR ENVIRONMENTAL REHABILITATION (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions [line items]
Opening balance	R 568.9	R 682.6
Unwinding of provision	44.7	52.0	R 66.3
Change in estimate of environmental rehabilitation recognised in profit or loss	(12.4)	(21.9)	(60.0)
Change in estimate of environmental rehabilitation cost recognised to decommissioning asset	26.4	(113.6)
Environmental rehabilitation payments	(56.8)	(30.2)
Closing balance	570.8	568.9	R 682.6
Environmental rehabilitation payments to reduce the liability	(56.8)	(30.2)
Ongoing rehabilitation expenditure	(48.3)	(24.3)
Total cash spent on environmental rehabilitation	(105.1)	(54.5)
To reduce decommissioning liabilities [member]
Disclosure of other provisions [line items]
Environmental rehabilitation payments	(51.0)	(22.1)
Environmental rehabilitation payments to reduce the liability	(51.0)	(22.1)
To reduce restoration liabilities [member]
Disclosure of other provisions [line items]
Environmental rehabilitation payments	(5.8)	(8.1)
Environmental rehabilitation payments to reduce the liability	R (5.8)	R (8.1)